Other non-current assets	12 Months Ended
Dec. 31, 2024
Other non-current assets.
Other non-current assets
13.	Other non-current assets

	2024	2023
	$	$
Sales tax recoverable(i)	15,499	20,709
Reclamation deposits	12,230	12,684
Advances for mining equipment	866	6,078
Non-current inventory	2,490	4,686
Deferred financing fees	—	471
	31,085	44,628
(i)

Relates to value-added tax (“VAT”) recoverable generated from the Company’s operations in Mexico. These amounts are non-interest bearing and are generally settled within 36 months from the date the refunds are submitted to the authorities. For the year ended December 31, 2024, a provision amounting to $3.3 million was recorded to reduce the balance of VAT receivable to its estimated recoverable value.